ADVANCE TO SUPPLIERS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Advance To Suppliers Net
ADVANCE TO SUPPLIERS, NET

5. ADVANCE TO SUPPLIERS, NET

	June 30,	December 31,
	2025	2024
Advances to Suppliers	$9,643,135	16,546,521
Less: allowance for credit losses	-	-
Advances to Suppliers, net	$9,643,135	16,546,521

The movement of the allowance for credit losses was as follows:

	June 30,	December 31,
	2025	2024
Balance as of the beginning of year	$-	269,740
Additions charged to credit losses	-	-
Effect of disposal subsidiaries	-	(269,740)
Balance as of the end of year	$-	-

As of June 30,2025 and December 31, 2024, the Company has advances to suppliers, net of $9,643,135 and $16,546,521. The allowance for credit loss was nil and nil as of June 30,2025 and December 31, 2024.

6. ADVANCE TO SUPPLIERS, NET

	December 31,	December 31,
	2024	2023
Advances to Suppliers	$16,546,521	1,044,207
Less: allowance for credit losses	-	(269,740)
Advances to Suppliers, net	$16,546,521	774,467

The movement of the allowance for credit losses was as follows:

	December 31,	December 31,
	2024	2023
Balance as of the beginning of year	$269,740	66,010
Additions charged to credit losses	-	203,730
Effect of disposal subsidiaries	(269,740)	-
Balance as of the end of year	$-	269,740

As of December 31, 2024 and 2023, the Company has advances to suppliers, net of $16,546,521 and $774,467. The aging of advances to suppliers were all less than 30 days. The allowance for doubtful accounts was nil and $269,740 as of December 31, 2024 and 2023.